Stock-Based Compensation - Summary of Weighted-average Grant Date Fair Value per Share of Modified Time-based Restricted Stock Awards Granted Total Fair Value of Awards Vested (Parenthetical) (Detail) (Modified Time-based Restricted Stock Awards [Member])
	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2014	Dec. 31, 2014	Dec. 31, 2014
Modified Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value per Share of Grants during Period	0	0	0